Long Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Long-term Debt (Abstract)
Term loans/Credit facilities	$ 2,183,333	$ 2,279,167
Senior Notes	500,000	500,000
Less: Deferred financing costs	(40,942)	(43,402)
Total debt	2,642,391	2,735,765
Less: Current portion	(235,951)	(210,166)
Long-term portion	$ 2,406,440	$ 2,525,599